Consolidated Statements of Changes in Equity/ (Deficit) - CNY (¥) ¥ in Thousands		Ordinary shares		Treasury stock		Additional paid-in capital	Accumulated other comprehensive income	Statutory reserves	Retained earnings/ (accumulated deficit)	Total equity/(deficit) attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2020						¥ 64,128	¥ 144	¥ 41,591	¥ (201,524)	¥ (95,661)	¥ 187	¥ (95,474)
Balance (in Shares) at Dec. 31, 2020		70,488,700	[1]
Net income from continuing operations									57,520	57,520		57,520
Net loss from discontinued operations									(4,827)	(4,827)		(4,827)
Other comprehensive income							318			318		318
Transfer to statutory reserve								7,469	(7,469)
Issuance of common stocks- cash		¥ 6				325,071				325,077		325,077
Issuance of common stocks- cash (in Shares)	[1]	23,532,390		(7,182,390)
Distribution to the Parent									(18,424)	(18,424)		(18,424)
Shareholder interest on acquisition of subsidiary - discontinued operations									(32,989)	(32,989)		(32,989)
Non-controlling interests on acquisition of subsidiary - discontinued operations											(837)	(837)
Balance at Dec. 31, 2021		¥ 6				389,199	462	49,060	(207,713)	231,014	(650)	230,364
Balance (in Shares) at Dec. 31, 2021	[1]	94,021,090		(7,182,390)
Net income from continuing operations									44,656	44,656	1,081	45,737
Net loss from discontinued operations									(14,616)	(14,616)		(14,616)
Other comprehensive income							1,968			1,968		1,968
Transfer to statutory reserve								5,306	(5,306)
Issuance of common stocks- cash						(533)				(533)		(533)
Issuance of common stocks- cash (in Shares)	[1]	108,209		(108,209)
Dividend declared									(8,564)	(8,564)		(8,564)
Disposition of discontinued operation						(30,977)			7,285	(23,692)		(23,692)
Balance at Dec. 31, 2022		¥ 6				357,689	2,430	54,366	(184,258)	230,233	431	¥ 230,664
Balance (in Shares) at Dec. 31, 2022		94,129,299	[1]	(7,290,599)	[1]							86,838,700
Net income from continuing operations									(46,105)	(46,105)	1,546	¥ (44,559)
Net loss from discontinued operations									(37,260)	(37,260)		(37,260)
Other comprehensive income							406			406		406
Transfer to statutory reserve								974	(974)
Disposition of discontinued operation						(1,067)		(3,915)	11,176	6,194		6,194
Balance at Dec. 31, 2023		¥ 6				¥ 356,622	¥ 2,836	¥ 51,425	¥ (257,421)	¥ 153,468	¥ 1,977	¥ 155,445
Balance (in Shares) at Dec. 31, 2023		94,129,299	[1]	(7,290,599)	[1]							86,838,700

[1]	Number of ordinary shares reflect on a retrospective basis the effect of shares issued in connection with the Corporate Restructuring in January 2021.